COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
Summary of monthly rental payments, presented by year

Year Ending December 31,	Operating Leases
2021 (remaining)	$40,353
2022	163,158
2023	165,254
2024	27,601
Total	$396,366